SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ 42	$ (44)	$ (20)
Accounts payable and accrued liabilities	8	(6)	0
Other assets and liabilities	(60)	26	(13)
Increase (decrease) in working capital	$ 10	$ 24	$ 33